Share-based compensation - RSUs Narrative (Details)	12 Months Ended
Dec. 31, 2019 item shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days	10 days
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of beneficiaries with alternative grant date | item	1
Number of shares per option | shares	1
Restricted stock units forfeiture period	12 months